Quarterly Financial Data (Unaudited) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Quarterly Financial Information [Line Items]
Net sales	¥ 228,384		¥ 217,091		¥ 218,358		¥ 211,276		¥ 875,109		¥ 709,270	¥ 682,320
Income before income taxes	22,139		24,084		21,075		17,366		84,664		13,398	70,856
Net income attributable to Nidec Corporation	¥ 13,351		¥ 15,950		¥ 13,757		¥ 13,346		¥ 56,404		¥ 7,986	¥ 40,731
Net income attributable to Nidec Corporation per share:
Basic	¥ 48.41	[1]	¥ 57.84	[1]	¥ 51.26	[1]	¥ 49.73	[1]	¥ 207.31	[1]	¥ 29.64	¥ 148.12
Diluted	¥ 45.39	[1]	¥ 54.24	[1]	¥ 47.85	[1]	¥ 46.42	[1]	¥ 193.96	[1]	¥ 27.49	¥ 138.45

[1]	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.